Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Level 1 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instrument (current asset)	$ 27
Derivative financial instrument (current liability)	201	$ 236
Level 2 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instrument (current asset)	770	735
Derivative financial instrument (non-current asset)	9,807	10,752
Derivative financial instrument (current liability)	352	147
Derivative financial instrument (non-current liability)	$ 2,243	$ 1,262